Restructuring And Other Related Charges	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring And Other Related Charges
RESTRUCTURING AND OTHER RELATED CHARGES
During 2016, the Company recorded pretax restructuring and other related charges totaling $152 million. Substantially all restructuring activities initiated in 2016 were completed by December 31, 2016 resulting in $111 million of employee severance and related charges, $30 million of facility exit and other related charges and $11 million related to an impairment of a trade name within the Dental segment. The Company expects substantially all cash payments associated with remaining termination benefits will be paid during 2017. During 2015, the Company recorded pretax restructuring and other related charges totaling $98 million. Substantially all planned restructuring activities related to the 2015 plans were completed by December 31, 2015 resulting in approximately $81 million of employee severance and related charges and $17 million of facility exit and other related charges. During 2014, the Company recorded pretax restructuring and other related charges totaling $102 million. Substantially all planned restructuring activities related to the 2014 plans were completed by December 31, 2014 resulting in approximately $79 million of employee severance and related charges and $23 million of facility exit and other related charges.
The nature of the Company’s restructuring and related activities initiated in 2016, 2015 and 2014 were broadly consistent throughout the Company’s reportable segments and focused on improvements in operational efficiency through targeted workforce reductions and facility consolidations and closures. These costs were incurred to position the Company to provide superior products and services to its customers in a cost efficient manner, and taking into consideration broad economic uncertainties.
In conjunction with the closing of facilities, certain inventory was written off as unusable in future operating locations. This inventory consisted primarily of component parts and raw materials, which were either redundant to inventory at the facilities being merged or were not economically feasible to relocate since the inventory was purchased to operate on equipment and tooling which was not being relocated. In addition, asset impairment charges have been recorded to reduce the carrying amounts of the long-lived assets that will be sold or disposed of to their estimated fair values. Charges for the asset impairment reduce the carrying amount of the long-lived assets to their estimated salvage value in connection with the decision to dispose of such assets.
Restructuring and other related charges recorded for the years ended December 31 by segment were as follows ($ in millions):

	2016	2015	2014
Life Sciences	$40.5	$27.5	$17.5
Diagnostics	62.2	33.6	32.6
Dental	34.3	25.3	21.4
Environmental & Applied Solutions	15.4	11.1	30.8
Total	$152.4	$97.5	$102.3
The table below summarizes the Company’s accrual balance and utilization by type of restructuring cost associated with the 2016 and 2015 actions ($ in millions):

	Employee Severance and Related	Facility Exit and Related	Total
Balance, January 1, 2015	$73.9	$13.0	$86.9
Costs incurred	80.3	17.2	97.5
Paid/settled	(88.6)	(16.3)	(104.9)
Balance, December 31, 2015	65.6	13.9	79.5
Costs incurred	111.0	41.4	152.4
Paid/settled	(131.3)	(43.5)	(174.8)
Balance, December 31, 2016	$45.3	$11.8	$57.1

The restructuring and other related charges incurred during 2016 include cash charges of $140 million and $12 million of noncash charges. The restructuring and other related charges incurred during 2015 and 2014 include cash charges of $94 million and $92 million and $4 million and $10 million of noncash charges, respectively. These charges are reflected in the following captions in the accompanying Consolidated Statements of Earnings ($ in millions):

	2016	2015	2014
Cost of sales	$25.4	$31.9	$32.1
Selling, general and administrative expenses	127.0	65.6	70.2
Total	$152.4	$97.5	$102.3